OTHER EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER EXPENSES
Data processing					$ 479	$ 472	$ 414
Supplies					138	178	150
Telephone					297	307	302
Courier					72	66	63
Correspondent services					168	193	97
Insurance					209	213	220
Postage					172	174	181
Loss on limited partnership interest					194	119	119
Director fees					312	319	264
Professional fees					745	1,040	1,068
Other					692	666	624
Total of other non-interest expense	$ 921	$ 876	$ 2,712	$ 2,679	$ 3,478	$ 3,747	$ 3,502